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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Infrastructure, Industrials and Materials Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Australia: 0.4%
175,252		Iluka Resources Ltd.	$1,508,801	0.4
		Brazil: 3.1%
158,700		CPFL Energia SA ADR	3,466,008	1.0
229,900		Vale SA ADR	4,007,157	1.1
282,500		Weg S.A.	3,602,642	1.0
			11,075,807	3.1
		Canada: 0.5%
531,600		Bombardier, Inc. - Class B	1,878,407	0.5
		Chile: 0.8%
169,100		Enersis SA ADR	2,866,245	0.8
		China: 2.2%
310,000		China Unicom Hong Kong Ltd. ADR	4,814,300	1.4
1,718,639		Dongfang Electrical Machinery Co., Ltd.	2,925,610	0.8
			7,739,910	2.2
		Finland: 1.0%
66,684		Outotec Oyj	3,522,164	1.0
		France: 8.0%
42,210		Air Liquide	5,159,870	1.4
158,628	@	Cie Generale de Geophysique-Veritas	4,851,437	1.4
79,298		Schneider Electric S.A.	5,582,129	1.6
216,131		Suez Environnement S.A.	2,355,653	0.7
51,283		Technip S.A.	5,962,218	1.7
93,276		Vinci S.A.	4,122,507	1.2
			28,033,814	8.0
		Germany: 8.5%
68,729		BASF AG	6,162,085	1.8
152,335		Deutsche Post AG	3,164,112	0.9
406,989		Deutsche Telekom AG	4,482,858	1.3
217,737		E.ON AG	3,926,431	1.1
98,840		GEA Group AG	3,232,681	0.9
85,117		Siemens AG	8,799,871	2.5
			29,768,038	8.5
		Hong Kong: 1.8%
111,000		China Mobile Ltd. ADR	6,318,120	1.8
		India: 0.5%
58,900		Larsen & Toubro Ltd.	1,805,227	0.5
		Ireland: 1.2%
233,167	@	CRH PLC	4,268,142	1.2
		Israel: 1.0%
299,334		Israel Chemicals Ltd.	3,687,978	1.0
		Italy: 2.8%
1,530,321		Enel S.p.A.	5,804,038	1.6
388,232		Fiat Industrial SpA	4,151,296	1.2
			9,955,334	2.8
		Japan: 4.1%
828,000		Hitachi Ltd.	4,798,538	1.4
163,300		Komatsu Ltd.	3,681,976	1.0
419,000		Mitsubishi Electric Corp.	3,273,846	0.9
324,000		Zeon Corp.	2,633,887	0.8
			14,388,247	4.1
		Luxembourg: 2.4%
278,300		ArcelorMittal	4,230,160	1.2
49,400	@	Millicom International Cellular SA	4,196,530	1.2
			8,426,690	2.4
		Netherlands: 1.4%
144,336		European Aeronautic Defence and Space Co. NV	4,865,592	1.4
		Russia: 1.4%
288,000		Mobile Telesystems OJSC ADR	5,019,840	1.4
		South Korea: 1.2%
55,373		POSCO ADR	4,119,197	1.2
		Sweden: 1.3%
323,157		Volvo AB - B Shares	4,585,266	1.3
		Switzerland: 1.3%
227,500	@	ABB Ltd. ADR	4,418,050	1.3
		United Kingdom: 10.2%
142,542		Anglo American PLC	3,958,834	1.1
272,276		BHP Billiton PLC	8,575,451	2.4
293,050		Cookson Group PLC	2,880,092	0.8
132,899		Rio Tinto PLC	6,599,318	1.9
3,027,960		Vodafone Group PLC	7,811,051	2.2
102,301		Weir Group PLC	3,097,700	0.9
63,531		Wolseley PLC	2,951,757	0.9
			35,874,203	10.2
		United States: 44.5%
82,100		Acuity Brands, Inc.	5,430,915	1.6
78,700		Caterpillar, Inc.	6,708,388	1.9
309,400		CenterPoint Energy, Inc.	6,104,462	1.7
68,400		Cummins, Inc.	6,714,144	1.9
62,200		Deere & Co.	5,227,910	1.5
68,400		Dover Corp.	4,349,556	1.2
103,600		EI Du Pont de Nemours & Co.	4,469,304	1.3
150,900		Fluor Corp.	8,009,772	2.3
116,100		General Dynamics Corp.	7,720,650	2.2
345,400		General Electric Co.	7,298,302	2.1
162,300		Honeywell International, Inc.	9,953,859	2.8
117,700		KBR, Inc.	3,272,060	0.9
61,200		Lockheed Martin Corp.	5,709,960	1.6
47,900		Monsanto Co.	4,387,161	1.3
110,000		National Oilwell Varco, Inc.	7,513,000	2.1
48,900		Pall Corp.	2,908,572	0.8

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States (continued)
142,300		Patterson-UTI Energy, Inc.	$2,527,248	0.7
170,400		Peabody Energy Corp.	4,278,744	1.2
165,600		Republic Services, Inc.	4,714,632	1.3
56,500		Roper Industries, Inc.	6,301,445	1.8
118,500		Schlumberger Ltd.	8,486,970	2.4
75,900		TAL International Group, Inc.	2,584,395	0.7
196,800		TECO Energy, Inc.	3,308,208	0.9
43,400	@	TransDigm Group, Inc.	5,903,268	1.7
91,400		UGI Corp.	3,036,308	0.9
72,000		Union Pacific Corp.	8,840,160	2.5
89,600		United Parcel Service, Inc. - Class B	6,550,656	1.9
70,600	@	WABCO Holdings, Inc.	4,380,730	1.3
			156,690,779	44.5
		Total Common Stock
		(Cost $329,900,778)	350,815,851	99.6

SHORT-TERM INVESTMENTS: 1.8%
		Mutual Funds: 1.8%
6,356,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,356,000)	6,356,000	1.8
		Total Short-Term Investments
		(Cost $6,356,000)	6,356,000	1.8
		Total Investments in Securities (Cost $336,256,778)	$357,171,851	101.4
		Liabilities in Excess of Other Assets	(5,022,281)	(1.4)
		Net Assets	$352,149,570	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $336,852,858.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$52,227,448
		Gross Unrealized Depreciation	(31,908,455)
		Net Unrealized Appreciation	$20,318,993

Sector Diversification	Percentage of Net Assets
Industrials	52.6%
Materials	18.1
Energy	9.5
Utilities	8.7
Telecommunication Services	7.9
Information Technology	1.4
Telecommunications	1.4
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of November 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$1,508,801	$—	$1,508,801
Brazil	11,075,807	—	—	11,075,807
Canada	1,878,407	—	—	1,878,407
Chile	2,866,245	—	—	2,866,245
China	4,814,300	2,925,610	—	7,739,910
Finland	—	3,522,164	—	3,522,164
France	—	28,033,814	—	28,033,814
Germany	—	29,768,038	—	29,768,038
Hong Kong	6,318,120	—	—	6,318,120
India	—	1,805,227	—	1,805,227
Ireland	—	4,268,142	—	4,268,142
Israel	—	3,687,978	—	3,687,978
Italy	—	9,955,334	—	9,955,334
Japan	—	14,388,247	—	14,388,247
Luxembourg	8,426,690	—	—	8,426,690
Netherlands	—	4,865,592	—	4,865,592
Russia	5,019,840	—	—	5,019,840
South Korea	4,119,197	—	—	4,119,197
Sweden	—	4,585,266	—	4,585,266
Switzerland	4,418,050	—	—	4,418,050
United Kingdom	—	35,874,203	—	35,874,203
United States	156,690,779	—	—	156,690,779
Total Common Stock	205,627,435	145,188,416	—	350,815,851
Short-Term Investments	6,356,000	—	—	6,356,000
Total Investments, at fair value	$211,983,435	$145,188,416	$—	$357,171,851
Liabilities Table
Other Financial Instruments+
Written Options	$—	$—	$(5,707,095)	$(5,707,095)
Total Liabilities	$—	$—	$(5,707,095)	$(5,707,095)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended November 30, 2012.

ING Infrastructure, Industrials and Materials Fund Written OTC Options on November 30, 2012:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
253,418	JPMorgan Chase & Co.	Call on Custom Basket of Equity Securities	100.000	EUR	12/21/12	$732,739	$(1,963,972)
74,268	JPMorgan Chase & Co.	Call on Custom Basket of Equity Securities	100.000	GBP	12/21/12	312,710	(574,359)
359,880	Goldman Sachs & Co.	Call on Custom Basket of Equity Securities	100.000	USD	12/19/12	928,491	(1,096,878)
389,870	Goldman Sachs & Co.	Call on Custom Basket of Equity Securities	100.000	USD	12/19/12	865,511	(2,071,886)
		Total Written OTC Options				$2,839,451	$(5,707,095)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2013